Trading Property (Tables)	12 Months Ended
Dec. 31, 2017
Trading Proprerty [Abstract]
Schedule of composition

	December 31,
	2017	2016
	NIS in thousands

Balance as of January, 1	1,310,549	1,467,760

Construction costs (1)	7,895	108,511
Disposal during the year (2)	(736,484)	(158,786)
Write-down to net realizable value (see b below )	(92,398)	(196,333)
Firstly consolidated entity (see note 4d2 )	-	154,598
Foreign currency translation adjustments	3,057	(65,201)

Balance as of December, 31	492,619	1,310,549

(1)	2017 and 2016 - mainly due to construction activities in Serbia.
(2)	As for disposition of trading properties in 2017 see c2- c10 below.

Summary of composition of trading property per stages of development
	December 31,
	2017	2016
	NIS in thousands

Projects designated for development	-	226,449
Other trading properties	492,619	1,084,100

Total	492,619	1,310,549

Summary of composition of trading property distinguished between freehold and leasehold rights:
	December 31,
	2017	2016
	NIS in thousands

Freehold	212,075	973,217
Leasehold	280,544	337,332

	492,619	1,310,549

Summary of write down trading properties per project

	Year ended December 31,
	2017	2016
	NIS in thousands

Project name (City, Country)
Chennai (Kadavantara, India) (see d1 below)	7,879	24,564
Bangalore (Aayas, India) (see d2 below)	35,178	-
Helios Plaza (Athens, Greece)	-	2,992
Lodz Plaza (Lodz, Poland)	4,983	1,618
Krusevac (Krusevac, Serbia)	1,661	809
Casa radio (Bucharest, Romania) (See c1 below)	41,946	137,117
Constanta (Constanta, Romania)	-	3,445
Ciuc (Ciuc, Romania)	-	3,842
Timisoara (Timisoara, Romania)	-	10,514
Lodz residential (Lodz, Poland)	415	-
Kielce (Kielce, Poland)	-	4,448
BAS (Romania)	-	3,235
Arena Plaza extention (Budapest, Hungary)	336	3,749

	92,398	196,333

Change in provision in respect to PAB	(1,641)	(6,741)

	90,757	189,592

Summary of the following changes in key inputs used in the valuations:
Plots	Exit Yield					Rental income for all phases					Construction Cost					Delay in construction commencement date (months)
	0	+15bps	+25bps	+40bps	+50bps	-10%	-5%	0	+5%	+10%	-10%	-5%	0	+5%	+10%	0	6	12	18	24
Casa Radio	209.7	193.2	182.7	167.3	157.6	111.3	160.5	209.7	258.6	307.6	285.6	248.1	209.7	171	132.4	209.7	204.3	198.9	194	189

Summary of general information regarding the Group's significant trading property projects
		Purchase/	Rate of ownership	As of December 31,	As of December 31,
		transaction	by the	2017	2017	2016
Project	Location	date	group (%)	Nature of rights	Carrying Amount (MNIS)
Operational
Suwalki Plaza	Poland	Jun-06	100	Ownership	Sold	163.5
Torun Plaza	Poland	Feb-07	100	Ownership	Sold	281.8
Undeveloped lands designated for development
Sport-Star Plaza	Serbia	Dec-07	100	Ownership	Sold	226.2
Undeveloped lands not designated for development
Casa Radio (see c1 above)	Romania	Feb-07	75	Leasing for 37 years	(*)262.5	(*)296.4
Lodz residential	Poland	Sep-01	100	Ownership/ Perpetual usufruct	1.7	2.0
Timisoara Plaza	Romania	Mar-07	100	Ownership	Sold	28.3
Lodz - plaza	Poland	Sep-09	100	Perpetual usufruct	16.2	20.6
Kielce Plaza	Poland	Jan-08	100	Perpetual usufruct	Sold	8.9
Lesnzo Plaza	Poland	Jun-08	100	Perpetual usufruct	Sold	3.2
Miercurea Csiki Plaza	Romania	Jul-07	100	Ownership	4.2	4.0
Constanta Plaza	Romania	July-09	100	Ownership	Sold	5.3
Shumen Plaza	Bulgaria	Nov-07	100	Ownership	Sold	3.2
Arena Plaza Extension	Hungary	Nov-05	100	Land use rights	Sold	6.1
Helios Plaza	Greece	May-02	100	Ownership	13.7	13.3
Bangalore (see d below )	India	Mar-08	100	Ownership	113.7	154.6
Chennai (see d below)	India	Dec-07	100	Ownership	73.4	84.5
Other small plots, grouped					7.2	8.6

					492.6	1,310.5

(*)	Represents gross value including commitment for PAB construction, which is presented as non-current provision in amount of NIS 53 million as of December 31, 2017, (in 2016 – NIS 54 million).

Schedule of net realizable value measurement of chennai project
Parameter	Premium (Discount)
Accessibility	-12.5%
Discount for shape and contiguity	-20%
Location and Neighborhood profile	-5%
Size	-10%
Negotiation	-5%
Conversion	5%
Topography	-5%
Additional cost to be incurred at the site due to illegal excavation	-5%
Total	-58%

Schedule of net realizable value measurement of bangalore project
Parameter	Premium (Discount)
Accessibility	10%
FSI permissible	10%
Location and Neighborhood profile	5%
Contiguous Land Parcel	-15%
Size	-10%
Negotiation (Trans/Quote)	-15%
Total Premium/Discount	-15%
Discount on account of NGT order and presence of Drain	-20%
Presence of minority shareholder	-20%
Discount on account of possible change in zoning (open space/parks)	-25%